Income taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tonnage taxes	$ 4,723	$ 4,367	$ 4,299
Income Tax Expense (Benefit)	$ 0	$ 116	$ (183)